UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Real Estate Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Financial	99.47%
Short Term Investments	0.53
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 780.00	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.76
Investor Class
Actual	$1,000.00	$ 778.50	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.52
Class L
Actual	$1,000.00	$ 777.40	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.77
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class, 0.70% for the Investor Class and 0.95% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 18.32%
71,133	American Campus Communities Inc REIT	$ 2,486,810
132,311	American Homes 4 Rent REIT Class A	3,559,166
77,136	Apartment Investment & Management Co REIT Class A	2,903,399
72,728	AvalonBay Communities Inc REIT	11,246,658
50,329	Camden Property Trust REIT	4,591,011
180,807	Equity Residential REIT	10,635,068
33,782	Essex Property Trust Inc REIT	7,741,821
25,970	Front Yard Residential Corp REIT	225,939
48,202	Independence Realty Trust Inc REIT	553,841
6,156	Investors Real Estate Trust REIT	433,936
280,811	Invitation Homes Inc REIT	7,730,727
59,182	Mid-America Apartment Communities Inc REIT	6,786,400
10,918	NexPoint Residential Trust Inc REIT	385,951
152,519	UDR Inc REIT	5,701,160
		64,981,887
Diversified REITS — 10.83%
138,665	Digital Realty Trust Inc REIT	19,705,683
190,657	Duke Realty Corp REIT	6,747,351
39,903	EPR Properties REIT	1,321,986
46,402	Global Net Lease Inc REIT	776,306
142,373	Lexington Realty Trust REIT	1,502,035
10,406	PS Business Parks Inc REIT	1,377,755
42,374	Washington REIT	940,703
89,200	WP Carey Inc REIT	6,034,380
		38,406,199
Health Care REITS — 10.97%
49,350	CareTrust REIT Inc	846,846
10,446	Community Healthcare Trust Inc REIT	427,241
120,920	Diversified Healthcare Trust REIT	535,071
69,521	Healthcare Realty Trust Inc REIT	2,036,270
113,167	Healthcare Trust of America Inc REIT Class A	3,001,189
278,659	Healthpeak Properties Inc REIT	7,679,842
20,077	LTC Properties Inc REIT	756,301
23,008	National Health Investors Inc REIT	1,397,046
117,223	Omega Healthcare Investors Inc REIT	3,485,040
6,425	Universal Health Realty Income Trust REIT	510,723
193,091	Ventas Inc REIT	7,070,992
Shares		Fair Value
Health Care REITS — (continued)
215,730	Welltower Inc REIT	$ 11,164,028
		38,910,589
Hotels REITS — 3.40%
108,358	Apple Hospitality Inc REIT	1,046,738
24,768	Chatham Lodging Trust REIT	151,580
101,349	DiamondRock Hospitality Co REIT	560,460
18,988	Hersha Hospitality Trust REIT	109,371
364,137	Host Hotels & Resorts Inc REIT	3,929,038
122,027	Park Hotels & Resorts Inc REIT	1,206,847
67,278	Pebblebrook Hotel Trust REIT	919,018
84,649	RLJ Lodging Trust REIT	799,087
28,344	Ryman Hospitality Properties Inc REIT	980,702
84,076	Service Properties Trust REIT	596,099
55,696	Summit Hotel Properties Inc REIT	330,277
111,034	Sunstone Hotel Investors Inc REIT	904,927
57,732	Xenia Hotels & Resorts Inc REIT	538,640
		12,072,784
Manufactured Homes REITS — 3.60%
94,233	Equity LifeStyle Properties Inc REIT	5,887,678
50,869	Sun Communities Inc REIT	6,901,906
		12,789,584
Office Property REITS — 14.36%
65,234	Alexandria Real Estate Equities Inc REIT	10,584,216
24,611	American Assets Trust Inc REIT	685,170
74,787	Boston Properties Inc REIT	6,759,249
87,752	Brandywine Realty Trust REIT	955,619
23,751	City Office Inc REIT	238,935
58,663	Columbia Property Trust Inc REIT	770,832
58,229	Corporate Office Properties Trust REIT	1,475,523
76,692	Cousins Properties Inc REIT	2,287,722
85,215	Douglas Emmett Inc REIT	2,612,692
38,641	Easterly Government Properties Inc REIT	893,380
76,363	Empire State Realty Trust Inc REIT Class A	534,541
62,518	Equity Commonwealth REIT	2,013,080
56,574	Franklin Street Properties Corp REIT	287,962
53,486	Highwoods Properties Inc REIT	1,996,632
78,901	Hudson Pacific Properties Inc REIT	1,985,149

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
61,021	JBG SMITH Properties REIT	$ 1,804,391
54,848	Kilroy Realty Corp REIT	3,219,578
46,348	Mack-Cali Realty Corp REIT	708,661
24,640	Office Properties Income Trust REIT	639,901
97,718	Paramount Group Inc REIT	753,406
65,029	Piedmont Office Realty Trust Inc REIT Class A	1,080,132
39,407	SL Green Realty Corp REIT	1,942,371
556,457	VEREIT Inc REIT	3,578,018
82,068	Vornado Realty Trust REIT	3,135,818
		50,942,978
Regional Malls REITS — 3.67%
59,045	Macerich Co REIT(a)	529,634
32,031	Pennsylvania REIT(a)	43,562
158,044	Simon Property Group Inc REIT	10,807,049
49,295	Tanger Factory Outlet Centers Inc REIT(a)	351,473
31,878	Taubman Centers Inc REIT	1,203,713
98,816	Washington Prime Group Inc REIT(a)	83,085
		13,018,516
Shopping Centers REITS — 4.93%
43,893	Acadia Realty Trust REIT	569,731
154,036	Brixmor Property Group Inc REIT	1,974,742
36,400	Federal Realty Investment Trust REIT	3,101,644
223,554	Kimco Realty Corp REIT	2,870,433
44,365	Kite Realty Group Trust REIT	511,972
87,622	Regency Centers Corp REIT	4,020,974
59,512	Retail Opportunity Investments Corp REIT	674,271
109,445	Retail Properties of America Inc REIT Class A	801,137
42,502	RPT Realty REIT	295,814
18,537	Seritage Growth Properties REIT Class A(a)	211,322
75,954	SITE Centers Corp REIT	615,227
56,553	Urban Edge Properties REIT	671,284
62,288	Weingarten Realty Investors REIT	1,179,112
		17,497,663
Single Tenant REITS — 6.28%
27,743	Agree Realty Corp REIT	1,822,993
47,657	Essential Properties Realty Trust Inc REIT	707,230
36,328	Four Corners Property Trust Inc REIT	886,403
18,104	Getty Realty Corp REIT	537,327
88,995	National Retail Properties Inc REIT	3,157,543
177,521	Realty Income Corp REIT	10,562,499
Shares		Fair Value
Single Tenant REITS — (continued)
53,170	Spirit Realty Capital Inc REIT	$ 1,853,506
115,324	STORE Capital Corp REIT	2,745,864
		22,273,365
Storage REITS — 7.61%
100,168	CubeSmart REIT	2,703,534
66,790	Extra Space Storage Inc REIT	6,169,392
24,212	Life Storage Inc REIT	2,298,929
31,903	National Storage Affiliates Trust REIT	914,340
77,704	Public Storage REIT	14,910,621
		26,996,816
Warehouse/Industry REITS — 15.59%
103,342	Americold Realty Trust REIT	3,751,315
20,174	EastGroup Properties Inc REIT	2,392,838
65,771	First Industrial Realty Trust Inc REIT	2,528,237
33,946	Industrial Logistics Properties Trust REIT	697,590
9,595	Innovative Industrial Properties Inc REIT(a)	844,552
50,837	Monmouth Real Estate Investment Corp REIT	736,628
381,713	Prologis Inc REIT	35,625,274
31,316	QTS Realty Trust Inc REIT Class A	2,007,043
63,424	Rexford Industrial Realty Inc REIT	2,627,656
76,877	STAG Industrial Inc REIT	2,254,034
34,869	Terreno Realty Corp REIT	1,835,504
		55,300,671
TOTAL COMMON STOCK — 99.56% (Cost $382,224,922)		$353,191,052
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.52%
$999,931	Undivided interest of 1.47% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $999,931 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(b)	999,931

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$442,903	Undivided interest of 3.34% in a repurchase agreement (principal amount/value $13,538,304 with a maturity value of $13,538,334) with HSBC Securities (USA) Inc, 0.08%, dated 6/30/20 to be repurchased at $442,903 on 7/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 4.50%, 5/15/44 - 3/20/50, with a value of $13,809,070.(b)	$ 442,903
422,014	Undivided interest of 6.19% in a repurchase agreement (principal amount/value $6,817,874 with a maturity value of $6,817,891) with Morgan Stanley & Co LLC, 0.09%, dated 6/30/20 to be repurchased at $422,014 on 7/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.00%, 1/1/21 - 7/1/50, with a value of $6,954,232.(b)	422,014
TOTAL SHORT TERM INVESTMENTS — 0.52% (Cost $1,864,848)		$ 1,864,848
TOTAL INVESTMENTS — 100.08% (Cost $384,089,770)		$355,055,900
OTHER ASSETS & LIABILITIES, NET — (0.08)%		$ (299,278)
TOTAL NET ASSETS — 100.00%		$354,756,622
(a)	All or a portion of the security is on loan at June 30, 2020.
(b)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500® Emini Futures	25	USD	3,862,813	September 2020	$71,882
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Real Estate Index Fund
ASSETS:
Investments in securities, fair value (including $1,787,405 of securities on loan)(a)	$353,191,052
Repurchase agreements, fair value(b)	1,864,848
Cash	1,499,620
Cash pledged on futures contracts	427,399
Dividends receivable	1,318,292
Subscriptions receivable	108,429
Receivable for investments sold	703,689
Variation margin on futures contracts	53,125
Total Assets	359,166,454
LIABILITIES:
Payable for director fees	4,139
Payable for distribution fees	9,524
Payable for other accrued fees	52,134
Payable for shareholder services fees	31,465
Payable to investment adviser	101,762
Payable upon return of securities loaned	1,864,848
Redemptions payable	2,345,960
Total Liabilities	4,409,832
NET ASSETS	$354,756,622
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,759,339
Paid-in capital in excess of par	399,199,526
Undistributed/accumulated deficit	(49,202,243)
NET ASSETS	$354,756,622
NET ASSETS BY CLASS
Investor Class	$52,134,120
Class L	$34,743,398
Institutional Class	$267,879,104
CAPITAL STOCK:
Authorized
Investor Class	17,000,000
Class L	22,000,000
Institutional Class	100,000,000
Issued and Outstanding
Investor Class	5,411,852
Class L	4,474,799
Institutional Class	37,706,738
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.63
Class L	$7.76
Institutional Class	$7.10
(a) Cost of investments	$382,224,922
(b) Cost of repurchase agreements	$1,864,848
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Real Estate Index Fund
INVESTMENT INCOME:
Interest	$11,756
Income from securities lending	30,690
Dividends	5,522,457
Foreign withholding tax	(1,753)
Total Income	5,563,150
EXPENSES:
Management fees	651,089
Shareholder services fees – Investor Class	94,644
Shareholder services fees – Class L	110,888
Audit and tax fees	20,682
Custodian fees	4,883
Director's fees	9,604
Distribution fees – Class L	78,708
Legal fees	2,401
Pricing fees	139
Registration fees	28,930
Shareholder report fees	15,373
Transfer agent fees	5,678
Other fees	2,336
Total Expenses	1,025,355
Less amount waived by investment adviser	71,323
Net Expenses	954,032
NET INVESTMENT INCOME	4,609,118
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(10,315,317)
Net realized loss on futures contracts	(686,398)
Net Realized Loss	(11,001,715)
Net change in unrealized depreciation on investments	(72,242,814)
Net change in unrealized appreciation on futures contracts	59,839
Net Change in Unrealized Depreciation	(72,182,975)
Net Realized and Unrealized Loss	(83,184,690)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(78,575,572)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Real Estate Index Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$4,609,118	$4,855,333
Net realized gain (loss)	(11,001,715)	19,470,053
Net change in unrealized appreciation (depreciation)	(72,182,975)	56,227,036
Net Increase (Decrease) in Net Assets Resulting from Operations	(78,575,572)	80,552,422
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(528,013)	(2,829,341)
Class L	(377,075)	(3,747,613)
Institutional Class	(4,446,358)	(18,449,695)
From Net Investment Income and Net Realized Gains	(5,351,446)	(25,026,649)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	14,268,235	23,693,664
Class L	17,190,448	26,007,069
Institutional Class	65,064,186	63,032,948
Shares issued in reinvestment of distributions
Investor Class	528,013	2,829,341
Class L	377,075	3,747,613
Institutional Class	4,446,358	18,449,695
Shares redeemed
Investor Class	(11,939,846)	(37,943,832)
Class L	(38,417,686)	(13,892,722)
Institutional Class	(40,109,117)	(75,209,309)
Net Increase in Net Assets Resulting from Capital Share Transactions	11,407,666	10,714,467
Total Increase (Decrease) in Net Assets	(72,519,352)	66,240,240
NET ASSETS:
Beginning of Period	427,275,974	361,035,734
End of Period	$354,756,622	$427,275,974
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,455,828	1,901,716
Class L	2,020,752	2,557,438
Institutional Class	10,548,248	6,715,818
Shares issued in reinvestment of distributions
Investor Class	56,172	228,030
Class L	49,746	374,061
Institutional Class	641,610	2,001,179
Shares redeemed
Investor Class	(1,145,575)	(3,044,662)
Class L	(4,782,538)	(1,374,881)
Institutional Class	(4,989,700)	(8,027,398)
Net Increase	3,854,543	1,331,301
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$12.50	0.11	(2.88)	(2.77)	-	(0.10)	-	(0.10)	$ 9.63	(22.15%) (d)
12/31/2019	$10.68	0.15	2.24	2.39	-	(0.12)	(0.45)	(0.57)	$12.50	22.40%
12/31/2018	$11.68	0.30	(0.86)	(0.56)	(0.01)	(0.22)	(0.21)	(0.44)	$10.68	(4.86%)
12/31/2017	$11.82	0.24	0.12	0.36	(0.03)	(0.08)	(0.39)	(0.50)	$11.68	3.10%
12/31/2016	$12.19	0.16	0.59	0.75	(0.06)	(0.24)	(0.82)	(1.12)	$11.82	5.82%
12/31/2015	$12.51	0.18	0.27	0.45	-	(0.25)	(0.52)	(0.77)	$12.19	3.68%
Class L
06/30/2020(Unaudited)	$10.08	0.09	(2.34)	(2.25)	-	(0.07)	-	(0.07)	$ 7.76	(22.26%) (d)
12/31/2019	$ 8.73	0.06	1.85	1.91	-	(0.11)	(0.45)	(0.56)	$10.08	22.01%
12/31/2018 (e)	$10.00	0.07	(0.95)	(0.88)	(0.01)	(0.17)	(0.21)	(0.39)	$ 8.73	(8.73%) (d)
Institutional Class
06/30/2020(Unaudited)	$ 9.26	0.10	(2.14)	(2.04)	-	(0.12)	-	(0.12)	$ 7.10	(22.00%) (d)
12/31/2019	$ 8.05	0.12	1.71	1.83	-	(0.17)	(0.45)	(0.62)	$ 9.26	22.81%
12/31/2018	$ 8.97	0.26	(0.67)	(0.41)	(0.01)	(0.29)	(0.21)	(0.51)	$ 8.05	(4.58%)
12/31/2017	$ 9.24	0.21	0.10	0.31	(0.03)	(0.16)	(0.39)	(0.58)	$ 8.97	3.43%
12/31/2016	$ 9.78	0.18	0.47	0.65	(0.06)	(0.31)	(0.82)	(1.19)	$ 9.24	6.28%
12/31/2015 (f)	$10.00	0.19	0.36	0.55	-	(0.26)	(0.51)	(0.77)	$ 9.78	5.56% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 52,134	0.78% (h)	0.70% (h)	2.17% (h)	31% (d)
12/31/2019	$ 63,048	0.75%	0.70%	1.24%	19%
12/31/2018	$ 63,673	0.75%	0.70%	2.64%	21%
12/31/2017	$ 75,977	0.74%	0.70%	2.04%	17%
12/31/2016	$ 85,986	0.70%	0.70%	1.24%	23%
12/31/2015	$ 80,030	0.70%	0.70%	1.42%	38%
Class L
06/30/2020 (Unaudited)	$ 34,743	1.05% (h)	0.95% (h)	2.14% (h)	31% (d)
12/31/2019	$ 72,431	1.05%	0.95%	0.54%	19%
12/31/2018 (e)	$ 49,138	1.21% (h)	0.91% (h)	2.39% (h)	21%
Institutional Class
06/30/2020 (Unaudited)	$267,879	0.36% (h)	0.35% (h)	2.52% (h)	31% (d)
12/31/2019	$291,797	0.36%	0.35%	1.33%	19%
12/31/2018	$248,225	0.37%	0.35%	3.04%	21%
12/31/2017	$255,707	0.37%	0.35%	2.29%	17%
12/31/2016	$219,610	0.35%	0.35%	1.75%	23%
12/31/2015 (f)	$244,427	0.35% (h)	0.35% (h)	2.88% (h)	38%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was September 10, 2018.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Real Estate Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts ("REITs"). The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The Fund makes investments in REITs which pay dividends to their shareholders based upon funds available from operations. It is common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$394,948,422
Gross unrealized appreciation on investments	34,035,762
Gross unrealized depreciation on investments	(73,856,402)
Net unrealized depreciation on investments	$(39,820,640)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

Semi-Annual Report - June 30, 2020

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 25 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$71,882 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(686,398)	Net change in unrealized appreciation on futures contracts	$59,839
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.34% of the Fund’s average daily net assets up to $1 billion dollars, 0.29% of the Fund’s average daily net assets over $1 billion dollars and 0.24% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Semi-Annual Report - June 30, 2020

The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$69,666	$94,709	$129,028	$71,323	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $129,712,898 and $118,912,304, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $1,787,405 and received collateral as reported on the Statement of Assets and Liabilities of $1,864,848 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2020

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Real Estate Index Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.

Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”), the Dow Jones U.S. Select REIT IndexSM (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2019 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fifth, fifth and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2019, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Fund’s Institutional Class were in the fifth quintile of its performance universe for the one- and three-year periods ended December 31, 2019.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index, noting that although the Fund underperformed the Index for each of the periods reviewed, such underperformance was primarily a result of the Fund’s expenses. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization and experience of its investment personnel and its operational risk controls. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance.
The Board determined that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that, for the Fund’s Investor Class, the Contractual Management Fee was equal to its peer group median contractual management fee and the total annual operating expense ratio was the highest of its peer group. As to the Fund’s Institutional Class, each of the Contractual Management Fee and total annual operating expense ratio was above the median contractual advisory fee and median total annual operating expense ratio, respectively, of its peer group. In evaluating the foregoing, the Board took into account the small size of the peer groups which consisted of only three funds for the Investor Class and four funds for the Institutional Class.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including equity index funds and an international equity fund (as to a sleeve of the fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was above the median of the Fund’s Lipper investment classification. In this regard, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future. The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. GWL& A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27, 2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020